Acquisitions and Other Transactions - Acquisition of Silver Royalty, Royalties and Exercise of Option (Details) - USD ($) $ in Millions									12 Months Ended
	Mar. 21, 2024	Jan. 19, 2024	Jan. 03, 2024	Jun. 09, 2023	Mar. 08, 2023	Feb. 22, 2023	Apr. 30, 2022	Feb. 19, 2019	Dec. 31, 2024	Dec. 31, 2023
Acquisitions
Payments to acquire gross production royalty	$ 8.5
Proceeds from disposal of royalty interests									$ 11.2	$ 7.0
Percentage of NSR						1.50%		2.00%
Caserones Royalty, Chile
Acquisitions
EMX exercised an option		0.0531%
Proceeds from disposal of royalty interests		$ 4.7
Percentage of NSR		0.517%		0.086%	0.026%		0.4582%			0.5702%
Royalty on Pascua-Lama Mine - Chile
Acquisitions
Payments to acquire gross production royalty			$ 6.7
Percentage of NSR (Gold)			2.941%
Percentage of NSR (Copper)			0.588%